Employee Benefits	12 Months Ended
Dec. 31, 2021
Disclosure of employee benefits [text block] [Abstract]
Employee Benefits
26.	Employee Benefits:

(a)	Provisions for personnel benefits and payroll:

	2020	2021
	MCh$	MCh$

Short-term personnel benefits (a.2)	43,941	53,069
Vacation accrual (a.3)	33,993	37,010
Other Benefits	25,728	10,438
Employee defined benefit plan (a.1)(*)	7,581	6,446
Total	111,243	106,963

(*)	See Note No. 2 (x) (iii).

(a.1)	Employee defined benefit plan:

	2020	2021
	MCh$	MCh$

Current service cost	367	226
Interest cost on benefit obligation	160	364
Actuarial gains and losses	91	(523)
Net benefit expense	618	67

The net benefit expense is recognized under “Personnel Expenses” (Note No. 35).

The principal assumptions used in determining pension obligations for the Bank’s plan are shown below:

	December 31,	December 31,
	2020	2021
	%	%

Discount rate	2.31	5.70
Annual salary increase	4.04	3.94
Payment probability	99.99	99.99

The most recent actuarial valuation of the staff severance indemnities provision was carried out during December 2021.

Changes in the present value of the defined benefit obligation are as follows:

	2020	2021
	MCh$	MCh$

Opening defined benefit obligation, January 1,	7,566	7,581
Increase in provision	527	590
Benefits paid	(603)	(1,202)
Actuarial gains and losses	91	(523)
Closing defined benefit obligation	7,581	6,446

(a.2) The following table details the changes in provisions for incentive plans during 2020 and 2021:

	2020	2021
	MCh$	MCh$

Balances as of January 1,	51,051	43,941
Provisions established	34,138	49,652
Provisions used	(41,248)	(40,524)
Provisions released	—	—
Balances as of December 31,	43,941	53,069

(a.3) The following table details the changes in provisions for vacation during 2020 and 2021:

	2020	2021
	MCh$	MCh$

Balances as of January 1,	27,609	33,993
Provisions established	11,512	11,294
Provisions used	(5,128)	(8,277)
Provisions released	—	—
Balances as of December 31,	33,993	37,010

(b)	Provisions for share-based employee benefits:

As of December 31, 2020 and 2021, the Bank and its subsidiaries did not have stock-based compensation plans.